Contingent Payment (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Summary of Contingent Payment
Total
As at December 31, 2018	132
Re-measurement (1)	154
Liabilities Settled or Payable	(99)
As at June 30, 2019	187
Less: Current Portion	58
Long-Term Portion	129
(1)	Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.